RS - Summary of Development of equity-settled Long-term Incentive Plans (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2018 long-term incentive program [member]
Long-term Incentive Plans [Line Items]
Outstanding	0	18,577
Number of share options granted in share-based payment arrangement	0
Adjustment due to Performance Criteria	(2,569)
Exercises	(16,008)
Forfeitures	0
Expired	0
Number of instruments exercisable on reporting date	0
2019 Long-term Incentive Plan MOR AG [Member]
Long-term Incentive Plans [Line Items]
Outstanding	18,821	19,987
Number of share options granted in share-based payment arrangement	0
Adjustment due to Performance Criteria	0
Exercises	0
Forfeitures	1,166
Expired	0
Number of instruments exercisable on reporting date	0
2019 Long-term Incentive Plan MOR US [Member]
Long-term Incentive Plans [Line Items]
Outstanding	0	2,708
Number of share options granted in share-based payment arrangement	0
Exercises	(1,166)
Forfeitures	1,542
Expired	0
Number of instruments exercisable on reporting date	0